Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 62,480,801	$ 82,272,479
Restricted cash	4,283,608	4,351,692
Prepayment and other current assets, net	39,175,392
Total current assets	105,939,801	86,624,171
Non-current assets
Non-marketable investment, net
Total non-current assets
Total assets	105,939,801	86,624,171
Current liabilities
Accrued expenses and other payables	1,543,959	1,357,964
Advance from customers	4,283,608	4,351,692
Tax payables	23,661	15,004
Total current liabilities	5,851,228	5,724,660
Non-current liabilities
Convertible loan	20,000,000
Total liabilities	25,851,228	5,724,660
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Common stock (90,000,000 Class A shares authorized; $0.005 par value;5,065,150 shares issued and outstanding as of June 30, 2025 and December 31, 2024)	25,326	25,326
Additional paid-in capital	109,539,147	109,539,147
Accumulated deficit	(29,475,900)	(28,664,962)
Total shareholders’ equity	80,088,573	80,899,511
Total liabilities and shareholders’ equity	$ 105,939,801	$ 86,624,171